QUARTERLY FINANCIAL COMPARISON (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

NOTE 20 - QUARTERLY FINANCIAL COMPARISON (Unaudited)

	2012
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,195,299	$9,886,656	$10,102,542	$10,108,384
Interest expense	2,276,163	2,539,049	2,765,341	3,023,685
Net interest income	7,919,136	7,347,607	7,337,201	7,084,699
Provision for loan loss	1,005,101	746,075	436,431	341,074
Net interest income after provision	6,914,035	6,601,532	6,900,770	6,743,625

Noninterest income	1,364,705	1,302,437	896,795	846,090
Noninterest expense	5,941,961	5,600,784	6,363,686	5,897,419

Income before income taxes	2,336,779	2,303,185	1,433,879	1,692,296
Provision for income taxes	866,211	830,244	492,727	587,043
Net Income	$1,470,568	$1,472,941	$941,152	$1,105,253
Preferred stock dividends	50,000	50,000	50,000	50,000
Net Income Available to Common Shareholders	$1,420,568	$1,422,941	$891,152	$1,055,253

Earnings Per Common Share[1]
Basic	$0.47	$0.47	$0.29	$0.35
Diluted	$0.47	$0.47	$0.29	$0.35

	2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,088,665	$10,134,507	$9,904,432	$9,831,790
Interest expense	3,351,796	3,378,500	3,168,429	3,222,317
Net interest income	6,736,869	6,756,007	6,736,003	6,609,473
Provision for loan loss	545,806	644,654	890,861	2,005,830
Net interest income after provision	6,191,063	6,111,353	5,845,142	4,603,643

Noninterest income	1,443,758	1,026,356	952,599	770,327
Noninterest expense	6,937,286	5,277,394	4,923,298	5,111,224

Income before income taxes	697,535	1,860,315	1,874,443	262,746
Provision for income taxes	203,823	653,856	654,648	21,248
Net Income	$493,712	$1,206,459	$1,219,795	$241,498
Preferred stock dividends	51,111	197,912	211,732	211,733
Net Income Available to Common Shareholders	$442,601	$1,008,547	$1,008,063	$29,765

Earnings Per Common Share[1]
Basic	$0.15	$0.33	$0.33	$0.01
Diluted	$0.15	$0.33	$0.33	$0.01

(1) Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.